STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
NET SALES		$ 2,500
COST AND EXPENSE
Research and development	$ 2,825,099	2,849,620
General and administrative	2,020,582	1,546,064
TOTAL COST AND EXPENSE	4,845,681	4,395,684
LOSS FROM OPERATIONS	(4,845,681)	(4,393,184)
OTHER INCOME (EXPENSE)
Interest income	$ 249	249
Commitment fee		(16,862)
NET LOSS	$ (4,845,432)	$ (4,409,797)
Basic and Diluted Loss per Share	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	60,326,470	55,637,906